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                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4667


                                  July 9, 2007


VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:   Fifth Third Funds (Registration Nos. 33-24848 and 811-05669)
               ------------------------------------------------------------

Dear Sir or Madam:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 65 filed on July 2, 2007 and effective on the same date pursuant to Rule 485(b). The text of Post-Effective Amendment No. 65 was filed electronically.

                        Sincerely,

                        FIFTH THIRD FUNDS
                        Registrant

                        *      /s/ E. Keith Wirtz
                                   --------------
                                   E. Keith Wirtz
                                   President

                        *By:  /s/ Alyssa Albertelli
                                  -----------------
                                  Alyssa Albertelli, as Attorney-in-fact
                                  pursuant to power of attorney filed previously